Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value [Abstract]
Schedule of monte-carlo simulation model
December 31, 2021
Stock price	$0.49 ~ 12.61
Exercise price	$0.49 ~ 12.61
Expected term in years	0.04 ~ 0.24
Expected dividend yield	0%
Volatility	30% ~ 75%
Risk-free interest Rate	5%

	December 31，
	2022	2021

Stock price	$0.715	$1.28
Exercise price	$11.5	$11.5
Expected term in years	2.46	3.46
Expected dividend yield	0%	0%
Volatility	96.42%	80.46%
Risk-free interest Rate	4.44%	1.22%

Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis
	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Fair value measurement:
Listed equity securities	$11,104,047	$-	-	$11,104,047
	$11,104,047	$-	$-	$11,104,047
Liabilities
Embedded derivative liabilities	$-	$(2,292,056)	$-	$(2,292,056)
Warrant liabilities	(460,000)	(215,000)	-	(675,000)
	$(460,000)	$(2,507,056)	$-	$(2,967,056)

	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Fair value measurement:
Listed equity securities	$15,900,369	$-	-	$15,900,369
NAV practical expedient:
Long term investment				1,550,314
	$15,900,369	$-	$-	$17,450,683

Liabilities
Option liabilities(1)	$-	$(554,710)	$-	$(554,710)
Warrant liabilities	(1,322,500)	(618,125)	-	(1,940,625)
	$(1,322,500)	$(1,172,835)	$-	$(2,495,335)

(1)	No collateral received or pledged for derivative contracts.

Schedule of fair values of financial assets and liabilities, excluding financial instruments
		Quoted Prices
		in Active	Significant	Significant
	Total	Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$11,159,610	$11,159,610	$-	$-	$11,159,610
Bank balances held on behalf of customers	3,242,989	3,242,989	-	-	3,242,989
Receivables from broker-dealers and clearing organizations	33,342,254	-	33,342,254	-	33,342,254
Short-term loans receivable	7,126,021	7,126,021	-	-	7,126,021
Other receivables	534,437	-	534,437	-	534,437
	$55,405,311	$21,528,620	$33,876,691	$-	$55,405,311

Liabilities
Payables to customers	$23,829,192	$-	$23,829,192	$-	$23,829,192
Payables to broker-dealers and clearing organizations	24,963,524	-	24,963,524	-	24,963,524
Accrued expenses and other payables	1,923,305	-	1,923,305	-	1,923,305
Short-term borrowings	110,000	-	110,000	-	110,000
Lease liability - current	601,531	-	601,531	-	601,531
Lease liability - noncurrent	618,705	-	618,705	-	618,705
Due to director	146,671	-	146,671	-	146,671
	$52,192,928	$-	$52,192,928	$-	$52,192,928

	Total Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value
Assets
Cash and cash equivalents	$15,098,151	$15,098,151	$-	$-	$15,098,151
Bank balances held on behalf of customers	653,324	653,324	-	-	653,324
Receivables from broker-dealers and clearing organizations	87,938,377	-	87,938,377	-	87,938,377
Other receivables	67,352	-	67,352	-	67,352
	$103,757,204	$15,751,475	$88,005,729	$-	$103,757,204

Liabilities
Payables to customers	$35,959,925	$-	$35,959,925	$-	$35,959,925
Payables to broker-dealers and clearing organizations	53,101,820	-	53,101,820	-	53,101,820
Accrued expenses and other payables	1,623,354	-	1,623,354	-	1,623,354
Short-term borrowings	110,000	-	110,000	-	110,000
Due to director	161,044	-	161,044	-	161,044
	$90,956,143	$-	$90,956,143	$-	$90,956,143